Summary of Significant Accounting Policies (Details) SFr in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2018 CHF (SFr)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Cost and equity method investments			$ 15.3		$ 12.3
Net Investment Hedging | Designated as Hedging Instrument | Foreign Exchange Contract
Business Acquisition, Contingent Consideration [Line Items]
Derivative, term of contract	5 years
Notional amount | SFr	SFr 750
Expected cash and contra interest per year				$ 25.0
Loss to AOCI, net of tax			5.9
Net Investment Hedging | Designated as Hedging Instrument | Foreign Exchange Contract | Interest Expense
Business Acquisition, Contingent Consideration [Line Items]
Contra interest expense		$ 6.1	5.6
Amortized Cost
Business Acquisition, Contingent Consideration [Line Items]
Long term debt		$ 2,500.0	2,500.0
Galliprant
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration			37.6
Galliprant | Potential Sales-based Milestones
Business Acquisition, Contingent Consideration [Line Items]
Payment related to sales-based milestone			$ 15.0